Average Annual Total Returns - PSF Stock Index Portfolio	Class I 1 Year	Class I 5 Years	Class I 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	18.08%	14.93%	13.59%	18.40%	15.21%	13.87%